Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt
Schedule of carrying amount and fair value of long-term debt instruments

	December 31, 2012		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Revolving Credit Facility(1)	$55,500	$55,500	$675,717	$675,717
Term Loan Facility(1)	462,500	462,500	—	—
7 1/4% GBP Senior Subordinated Notes due 2014 (the "7 1/4% Notes")(2)(3)	242,813	242,813	247,808	248,117
7 1/2% CAD Senior Subordinated Notes due 2017 (the "Senior Subordinated Subsidiary Notes")(2)(4)	175,875	181,591	—	—
8% Senior Subordinated Notes due 2018 (the "8% Notes")(2)(3)	49,834	56,052	—	—
6 3/4% Euro Senior Subordinated Notes due 2018 (the "6 3/4% Notes")(2)(3)	335,152	341,753	350,272	355,071
7 3/4% Senior Subordinated Notes due 2019 (the "7 3/4% Notes")(2)(3)	400,000	451,000	400,000	446,000
8% Senior Subordinated Notes due 2020 (the "8% Notes due 2020")(2)(3)	300,000	317,250	—	—
8 3/8% Senior Subordinated Notes due 2021 (the "8 3/8% Notes")(2)(3)	548,518	610,500	411,518	444,470
6 1/8% CAD Senior Notes due 2021 (the "Senior Subsidiary Notes")(2)(4)	—	—	187,960	187,960
6% Senior Notes due 2023 (the "6% Notes")(2)(3)	—	—	600,000	614,820
5 3/4% Senior Subordinated Notes due 2024 (the "5 3/4% Notes")(2)(3)	1,000,000	1,012,500	1,000,000	930,000
Real Estate Mortgages, Capital Leases and Other(5)	254,811	254,811	298,447	298,447

Total Long-term Debt	3,825,003		4,171,722
Less Current Portion	(92,887)		(52,583)

Long-term Debt, Net of Current Portion	$3,732,116		$4,119,139

(1)
The capital stock or other equity interests of most of our U.S. subsidiaries, and up to 66% of the capital stock or other equity interests of our first-tier foreign subsidiaries, are pledged to secure these debt instruments, together with all intercompany obligations (including promissory notes) of subsidiaries owed to us or to one of our U.S. subsidiary guarantors. In addition, Iron Mountain Canada Operations ULC (f/k/a Iron Mountain Canada Corporation) ("Canada Company") has pledged 66% of the capital stock of its subsidiaries, and all intercompany obligations (including promissory notes) owed to or held by it, to secure the Canadian dollar subfacility under these debt instruments. The fair value (Level 3 of fair value hierarchy described at Note 2.s.) of this long-term debt approximates the carrying value (as borrowings under these debt instruments are based on current variable market interest rates (plus a margin that is subject to change based on our consolidated leverage ratio)), as of December 31, 2012 and 2013, respectively.

(2)
The fair values (Level 1 of fair value hierarchy described at Note 2.s.) of these debt instruments are based on quoted market prices for these notes on December 31, 2012 and 2013, respectively.

(3)
Collectively, the "Parent Notes." IMI is the direct obligor on the Parent Notes, which are fully and unconditionally guaranteed, on a senior or senior subordinated basis, as the case may be, by substantially all of its direct and indirect 100% owned U.S. subsidiaries (the "Guarantors"). These guarantees are joint and several obligations of the Guarantors. Canada Company and the remainder of our subsidiaries do not guarantee the Parent Notes.

(4)
Canada Company is the direct obligor on the Senior Subordinated Subsidiary Notes and Senior Subsidiary Notes, which are fully and unconditionally guaranteed, on a senior or senior subordinated basis, as the case may be, by IMI and the Guarantors. These guarantees are joint and several obligations of IMI and the Guarantors. See Note 5 to Notes to Consolidated Financial Statements.

(5)
Includes (a) real estate mortgages of $4,305 and $3,704 as of December 31, 2012 and 2013, respectively, which bear interest at rates ranging from 4.6% to 7.0% and are payable in various installments through 2021, (b) capital lease obligations of $235,826 and $255,124 as of December 31, 2012 and 2013, respectively, which bear a weighted average interest rate of 5.8% as of December 31, 2013 and (c) other various notes and other obligations, which were assumed by us as a result of certain acquisitions, of $14,680 and $39,619 as of December 31, 2012 and 2013, respectively, and bear a weighted average interest rate of 14.3% as of December 31, 2013. We believe the fair value (Level 3 of fair value hierarchy described at Note 2.s.) of this debt approximates its carrying value.

Schedule of redemption dates and prices of the senior or senior subordinated notes

Redemption Date	7 1/4% Notes April 15,	6 3/4% Notes October 15,	7 3/4% Notes October 1,	8 3/8% Notes August 15,	Senior Subsidiary Notes August 15,	6% Notes August 15,	5 3/4% Notes August 15,
2013	100.000%	101.125%	—	—	—	—	—
2014	100.000%	100.000%	—	104.188%	—	—	—
2015	—	100.000%	103.875%	102.792%	—	—	—
2016	—	100.000%	101.938%	101.396%	—	—	—
2017	—	100.000%	100.000%	100.000%	103.063%	—	102.875%
2018	—	100.000%	100.000%	100.000%	101.531%	103.000%	101.917%
2019	—	—	100.000%	100.000%	100.000%	102.000%	100.958%
2020	—	—	—	100.000%	100.000%	101.000%	100.000%
2021	—	—	—	100.000%	100.000%	100.000%	100.000%
2022	—	—	—	—	—	100.000%	100.000%
2023	—	—	—	—	—	100.000%	100.000%
2024	—	—	—	—	—	—	100.000%

Schedule of maturities of long-term debt

Year	Amount
2014	$300,391
2015	47,969
2016	713,347
2017	31,140
2018	377,966
Thereafter	2,703,176

4,173,989
Net Premiums (Discounts)	(2,267)

Total Long-term Debt (including current portion)	$4,171,722